GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL [abstract]
Schedule of goodwill

	December 31,
	2017	2018
	RMB	RMB

Cost	16,495	16,537
Less: Accumulated impairment losses	(7,861)	(7,861)
	8,634	8,676

Schedule of goodwill allocated to cash-generating units

		December 31,
	Principal activities	2017	2018
		RMB	RMB

Sinopec Beijing Yanshan Petrochemical Branch (“Sinopec Yanshan”)	Manufacturing of intermediate petrochemical products and petroleum products	1,004	1,004
Sinopec Zhenhai Refining and Chemical Branch (“Sinopec Zhenhai”)	Manufacturing of intermediate petrochemical products and petroleum products	4,043	4,043
Shanghai SECCO Petrochemical Company Limited ("Shanghai SECCO")(Note 33)	Production and sale of petrochemical products	2,541	2,541
Sinopec (Hong Kong) Limited	Trading of petrochemical products	879	921
Other units without individually significant goodwill		167	167
		8,634	8,676